Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
		Jun. 30, 2020	Jun. 15, 2020	May 12, 2020	May 31, 2020	Apr. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	May 14, 2020
Subsequent Event [Line Items]
Proceeds from issuance of common stock								$ 0	$ 14,910
Restricted Share For Each Milestone				900,000
Class of Warrant or Right, Outstanding		0			11,438,290		0	11,500,000
Number Of Exercisable Options					5,719,145
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50
Proceeds from warrant exercises					$ 65,800
Common stock [Member]
Subsequent Event [Line Items]
Restricted Share For Each Milestone	[1]						900,000
Common stock [Member] | Immunovant Sciences Ltd [Member]
Subsequent Event [Line Items]
Earnout Shares For Issuance				10,000,000
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares						9,613,365
Common stock, sale price (in dollars per share)						$ 14.50
Proceeds from issuance of common stock						$ 131,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares						1,253,917
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from value added tax refunds						$ 2,900
Repayment of notes receivable from RSL					$ 2,900
Restricted Share For Each Milestone				900,000
Class of Warrant or Right, Outstanding			11,438,290							11,500,000
Number Of Exercisable Options			5,719,145							5,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50							$ 11.50
Proceeds from warrant exercises			$ 65,800
Subsequent Event [Member] | Common stock [Member] | Immunovant Sciences Ltd [Member]
Subsequent Event [Line Items]
Earnout Shares For Issuance				10,000,000
Subsequent Event [Member] | Common stock [Member] | Roivant Science LTD [Member]
Subsequent Event [Line Items]
Earnout Shares For Issuance				8,773,969
Subsequent Event [Member] | Sublease 6th Floor Of Building [Member]
Subsequent Event [Line Items]
Lease expiration date					Feb. 27, 2024
Subsequent Event [Member] | Sublease 9th Floor Of Building [Member]
Subsequent Event [Line Items]
Lease expiration date					Apr. 29, 2024
Subsequent Event [Member] | Sublease Agreement1 [Member] | Roivant Science LTD [Member]
Subsequent Event [Line Items]
Operating Lease Payments		$ 4,300
Lease Period		4 years
Subsequent Event [Member] | Sublease Agreement2 [Member] | Roivant Science LTD [Member]
Subsequent Event [Line Items]
Operating Lease Payments		$ 4,300
Lease Period		4 years
Subsequent Event [Member] | Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares						9,613,365
Common stock, sale price (in dollars per share)						$ 14.50
Proceeds from issuance of common stock						$ 131,000
Subsequent Event [Member] | Underwritten Public Offering [Member] | Roivant Sciences Ltd. (RSL) [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares						1,034,483
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares						1,253,917

[1]	Retroactively restated for reverse recapitalization as described in Note 1.